Fair value of financial instruments - Level 3 assets and liabilities held at fair value disaggregated by product type (Details) - Significant unobservable inputs (Level 3) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Assets	£ 10,266	£ 10,886
Liabilities	(5,912)	(6,608)
Asset backed securities
Disclosure of detailed information about financial instruments [line items]
Assets	562	767
Liabilities	0	(24)
Corporate debt
Disclosure of detailed information about financial instruments [line items]
Assets	981	698
Liabilities	(38)	(3)
Reverse repurchase and repurchase agreements
Disclosure of detailed information about financial instruments [line items]
Assets	0	0
Liabilities	(161)	(174)
Non-asset backed loans
Disclosure of detailed information about financial instruments [line items]
Assets	3,467	3,093
Liabilities	0	0
Equity cash products
Disclosure of detailed information about financial instruments [line items]
Assets	401	542
Liabilities	0	0
Private equity investments
Disclosure of detailed information about financial instruments [line items]
Assets	98	84
Liabilities	0	0
Other
Disclosure of detailed information about financial instruments [line items]
Assets	1,101	1,234
Liabilities	(114)	(168)
Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Assets	916	1,613
Liabilities	(1,269)	(1,615)
Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Assets	151	144
Liabilities	(129)	(143)
Credit derivatives
Disclosure of detailed information about financial instruments [line items]
Assets	100	196
Liabilities	(364)	(351)
Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Assets	2,489	2,497
Liabilities	(3,837)	(4,112)
Commodity derivatives
Disclosure of detailed information about financial instruments [line items]
Assets	0	18
Liabilities	£ 0	£ (18)